SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2021
Separate Financial Statements [Abstract]
Condensed Income Statement
The following table provides consolidated summary financial information for the partnership, BOP Split, BPO, Brookfield Property Finance ULC, Brookfield Property Preferred Equity Inc. and the holding entities:

(US$ Millions) For the three months ended Jun. 30, 2021	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$45	$191	$133	$160	$—	$21	$1,110	$1,660
Net income attributable to unitholders(1)	156	145	123	319	129	—	(25)	(528)	319
For the three months ended Jun. 30, 2020
Revenue	$—	$10	$43	$—	$15	$186	$—	$1,183	$1,437
Net income attributable to unitholders(1)	(627)	(63)	(117)	—	(49)	(1,253)	57	799	(1,253)
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) For the six months ended Jun. 30, 2021	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$91	$285	$—	$41	$270	$236	$2,187	$3,110
Net income attributable to unitholders(1)	286	422	394	—	(50)	585	237	(1,289)	585
For the six months ended Jun. 30, 2020
Revenue	$—	$74	$82	$—	$30	$386	$4	$2,761	$3,337
Net income attributable to unitholders(1)	(871)	(7)	(90)	—	63	(1,739)	(16)	921	(1,739)
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

Condensed Balance Sheet

(US$ Millions) As of Jun. 30, 2021	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$576	$124	$—	$1,486	$9,332	$189	$(7,636)	$4,071
Non-current assets	12,888	30,917	24,068	—	450	38,446	2,210	(2,711)	106,268
Assets held for sale	—	—	—	—	—	—	—	965	965
Current liabilities	—	3,646	1,153	—	353	8,969	1,618	2,917	18,656
Non-current liabilities	—	4,656	4,286	—	1,614	12,571	51	27,237	50,415
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	4	4
Preferred equity	699	—	—	—	—	—	—	—	699
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,839	—	—	—	—	13,152	15,991
Equity attributable to unitholders(1)	$12,189	$23,191	$15,914	$—	$(31)	$26,238	$730	$(52,692)	$25,539
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) As of Dec. 31, 2020	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$545	$171	$—	$1,457	$8,780	$196	$(6,728)	$4,421
Non-current assets	12,628	30,137	23,542	—	438	38,142	2,227	(4,172)	102,942
Assets held for sale	—	—	—	—	—	—	—	588	588
Current liabilities	—	3,595	678	—	336	7,587	1,356	4,272	17,824
Non-current liabilities	—	4,542	5,270	—	1,571	13,499	531	22,795	48,208
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	396	396
Preferred equity	699	—	—	—	—	—	—	—	699
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,686	—	—	—	—	13,001	15,687
Equity attributable to unitholders(1)	$11,929	$22,545	$15,079	$—	$(12)	$25,836	$536	$(50,776)	$25,137
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.